Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of information relating to leases

	As of December 31,
	2024	2025
	RMB	RMB
ROU assets	433,617	398,798
Operating lease liabilities—current	57,224	47,458
Operating lease liabilities—non-current	591,995	556,951
Weighted-average remaining lease term	10.40	9.45
Weight-average discount rate	4.89%	4.89%

Schedule of component of lease cost

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost for fixed payments	147,260	102,472	90,707
Short-term lease costs	61,487	75,356	89,278
Variable lease costs	52,442	49,540	44,975
Total lease costs	261,189	227,368	224,960

Schedule of supplemental cash flow information

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	165,828	109,552	100,662

Schedule of maturities of lease liabilities

Operating
Maturities of lease liabilities at December 31, 2025	leases
RMB
2026	74,403
2027	61,977
2028	80,936
2029	83,753
2030	81,810
2031 and thereafter	388,828
Total future undiscounted lease payments	771,707
Less: imputed interest	167,298
Total present value of lease liabilities	604,409